Form N-1A Cover	Jul. 08, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 08, 2024
Prospectus Date	Jul. 31, 2024
Class F Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement Dated July 8, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 1, 2024 and
May 20, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Class Y Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement Dated July 8, 2024
to the Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024,
May 1, 2024 and May 20, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.